Environmental and other provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Environmental and other provisions [Text Block]

21. Environmental and other provisions

	Decommis- sioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performance share units[3]	Other[2]	Total
Balance, January 1, 2025	$296.9	$12.3	$9.6	$5.5	$6.4	$330.7
Net change in provision	26.2	0.9	11.5	16.0	9.5	64.1
Disbursements	(1.7)	(5.4)	(6.3)	(3.5)	(0.9)	(17.8)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	-	-	-	-	(5.5)	(5.5)
Unwinding of discount (note 6h)	11.1	-	-	-	-	11.1
Effect of change in discount rate	(25.9)	-	-	-	-	(25.9)
Effect of foreign exchange	11.8	0.7	0.3	0.3	0.4	13.5
Effect of change in share price	-	13.0	11.0	8.6	-	32.6
Balance, December 31, 2025	$318.4	$21.5	$26.1	$26.9	$9.9	$402.8

[1] Certain amounts relating to the Arizona segment are capitalized.

[2] Relates primarily to flow-through share premiums, restructuring costs and other non-capital provisions.

[3] Please refer to note 26a for further information.

Provisions are reflected in the consolidated balance sheets as follows:

December 31, 2025	Decommis- sioning, restoration and similar liabilities	Deferred share units	Restricted share units	Performance share units	Other	Total
Current (note 16)	$20.6	$21.5	$20.5	$19.0	$8.6	$90.2
Non-current	297.8	-	5.6	7.9	1.3	312.6
	$318.4	$21.5	$26.1	$26.9	$9.9	$402.8

	Decommis- sioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performan- ce share units[3]	Other[2]	Total
Balance, January 1, 2024	$315.4	$8.7	$5.0	$2.6	$12.5	$344.2
Net additional provisions made	14.5	1.1	5.6	3.1	0.8	25.1
Disbursements	(2.1)	(1.6)	(2.2)	(0.9)	(4.8)	(11.6)
Reduction of obligation to renounce flow-through share-expenditures, net of provisions	-	-	-	-	(2.0)	(2.0)
Unwinding of discount (note 6h)	10.5	-	-	-	-	10.5
Effect of change in discount rate	(22.7)	-	-	-	-	(22.7)
Effect of foreign exchange	(18.7)	(1.1)	(0.5)	(0.4)	(0.1)	(20.8)
Effect of change in share price	-	5.2	1.7	1.1	-	8.0
Balance, December 31, 2024	$296.9	$12.3	$9.6	$5.5	$6.4	$330.7

[1] Certain amounts relating to the Arizona segment are capitalized.

[2] Relates primarily to restructuring costs and other non-capital provisions.

[3] Please refer to note 26a for further information.

December 31, 2024	Decommis- sioning, restoration and similar liabilities	Deferred share units	Restricted share units	Performance share units	Other	Total
Current (note 16)	$4.0	$12.3	$6.4	$1.9	$5.3	$29.9
Non-current	292.9	-	3.2	3.6	1.1	300.8
	$296.9	$12.3	$9.6	$5.5	$6.4	$330.7

Decommissioning, restoration and similar liabilities are remeasured at each reporting date to reflect changes in discount rates, which can significantly affect the liabilities.

Decommissioning, restoration and similar liabilities ("DRO")

Hudbay's decommissioning, restoration and similar liabilities relate to the rehabilitation and closure of currently operating mines and metallurgical plants, development-phase properties and closed properties. The amount of the provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

DRO are remeasured at each reporting date to reflect changes in discount rates, inflation, exchange rates, and timing and extent of cash outflows which can significantly affect the liabilities. The amount of this provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

During the year ended December 31, 2025, the Company recorded a non-cash loss of $0.2 million in the consolidated statements of income mainly related to a revaluation adjustment of Flin Flon's environmental reclamation provision (December 31, 2024 - gain of $3.5 million). The re-evaluation adjustment was impacted by the timing and extent of cash flows for Flin Flon's closed sites. The adjustment also reflects net changes in long term, risk-free real discount rates based on changes in Canadian bond yields as well as increases in inflation rates. Typically, an operating site will reflect any revaluation adjustments of its environmental reclamation provision against its reclamation assets. However, since the Flin Flon operations closed in June 2022, the corresponding Flin Flon assets have been fully depreciated and cannot be reduced below their residual value, resulting in the remaining impact being recorded as a non-cash gain in re-evaluation adjustment - environmental provision in the consolidated statements of income.

Hudbay's decommissioning and restoration liabilities relate mainly to its Manitoba, Peru and British Columbia operations. Management has placed the remaining Flin Flon assets on care and maintenance. The majority of closure activities will occur once all mining activities in Manitoba are completed. These provisions also reflect estimated post-closure cash flows that extend to the year 2124 for ongoing monitoring and water treatment requirements. Management anticipates most decommissioning and restoration activities for the Peru operation will occur from 2039 to 2103, which include ongoing monitoring and water treatment requirements. Management anticipates most decommissioning and restoration activities for the British Columbia operation will occur from 2041 to 2142, which include ongoing monitoring and water treatment requirements.

As at December 31, 2025, decommissioning, restoration and similar liabilities have been discounted to their present value at rates ranging from 2.41% to 4.95% per annum (December 31, 2024 - 2.87% to 4.88%), using pre-tax, risk-free interest rates that reflect the estimated maturity of each specific liability.